Related party transactions - Financial Transactions With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Deposits	$ 11,986,708	$ 12,991,076
Asset management	32,468	29,727	$ 29,853
Custody and other administration services	13,319	13,626	15,232
Other non-interest income	3,831	5,971	4,795
Interest expense - deposits	170,504	45,176	15,490
Asset Management Arrangement | Related Party
Related Party Transaction [Line Items]
Deposits	4,633	20,549
Asset management	9,461	7,379	5,217
Custody and other administration services	1,163	839	622
Other non-interest income	0	0	6
Interest expense - deposits	$ 489	$ 0	$ 0